Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated events and transactions subsequent to September 30, 2025 through the date these condensed consolidated financial statements were included on Form 10-Q and filed with the SEC. Other than the matters described below, there are no additional subsequent events identified that would require disclosure in the condensed consolidated financial statements.

The Merger Agreement

The Company entered into a Merger Agreement dated as of October 12, 2025, by and among the Company, House of Doge, and the Merger Sub. The Merger Agreement and the transactions contemplated thereby were unanimously approved by the respective boards of directors of both Brag House and House of Doge. Pursuant to the Merger Agreement, upon the terms and subject to the conditions set forth therein, among other things, House of Doge will merge (the “Merger”) with and into Merger Sub, with House of Doge continuing as the surviving entity and a wholly owned subsidiary of the Company.

In exchange for the outstanding shares of the House of Doge’s common stock and outstanding restricted stock units (“RSUs”), Brag House will issue shares of its common stock and a new class of preferred stock (that will be convertible into shares of common stock) and RSUs constituting an aggregate of approximately 663,250,176 shares of its common stock, on a fully diluted basis, to House of Doge’s shareholders and RSU holders, provided that any shares of its common stock that House of Doge issues to non-affiliates in arms-length commercial business transactions it negotiates in good faith in the ordinary course of business prior to the effective time of the Merger (the “Effective Time”) will also be exchanged in the Merger and, therefore, cause the number of shares of common stock that Brag House issues in the Merger to proportionately increase. House of Doge will also issue 9,000,000 shares of its common stock to Lavell Juan Malloy, II, Brag House’s CEO, and certain other individuals or representatives of Brag House to be identified by Brag House (the “Purchaser Representatives”) prior to the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Transactions”). Upon consummation of the Merger, House of Doge will become the majority shareholder of Brag House. Following the Merger, Brag House’s common stock shall continue to be listed on The Nasdaq Stock Market LLC (“Nasdaq”) and Brag House will be renamed “House of Doge Inc.”

On November 26, 2025, the Company amended the Merger Agreement to revise certain provisions of the agreement.

Yorkville Facility

Yorkville Purchase Agreement

On December 4, 2025, Brag House, House of Doge and YA II PN, LTD., a Cayman Islands exempted limited partnership (“Yorkville”) entered into an equity purchase agreement by and among Brag House, House of Doge, and Yorkville dated December 4, 2025 (the “Yorkville Purchase Agreement”), whereby Brag House has the right, but not the obligation, to sell to Yorkville, and Yorkville is obligated to purchase from Brag House, up to $100.0 million in Brag House Common Stock, or the lesser of (x) $100.0 million in aggregate gross purchase price of newly issued shares of Brag House common stock (the “Equity Line Securities”) and (y) 3,957,838 shares (the “Yorkville Exchange Cap”), provided that the Yorkville Exchange Cap shall not apply to any shares sold to Yorkville at or above the Base Price. Sales of shares of Brag House Common Stock to Yorkville under the Yorkville Purchase Agreement, and the timing of any such sales, will be determined by Brag House from time to time in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the Brag House Common Stock, and determinations by Brag House about the use of proceeds of such Brag House Common Stock sales. The net proceeds from any such sales under the Yorkville Purchase Agreement will depend on the frequency with, and the price at, which the shares of Brag House Common Stock are sold to Yorkville.

Upon the initial satisfaction of the conditions to Yorkville’s obligation to purchase shares of Brag House Common Stock set forth under the Yorkville Purchase Agreement (the “Commencement”), including that a registration statement registering the resale by Yorkville of the shares of Brag House Common Stock under the Securities Act, purchased pursuant to the Yorkville Purchase Agreement (the “Resale Registration Statement”) is declared effective by the SEC and a final prospectus relating thereto is filed with the SEC, Brag House will have the right, but not the obligation, from time to time, at its sole discretion and on the terms and subject to the limitations contained in the Yorkville Purchase Agreement, until no later than the first day of the month following the 36-month anniversary of the Commencement Date (as defined in the Purchase Agreement), to direct Yorkville to purchase up to a specified maximum amount of Brag House Common Stock as set forth in the Yorkville Purchase Agreement by delivering written notice to Yorkville prior to the commencement of trading on any trading day. The purchase price of the Brag House Common Stock that Brag House elects to sell to Yorkville pursuant to the Yorkville Purchase Agreement will be 97% of the volume weighted average price (the “VWAP”) of the Brag House Common Stock during the applicable purchase date on which Brag House has timely delivered a written notice to Yorkville, directing it to purchase Brag House Common Stock under the Yorkville Purchase Agreement.

The Resale Registration Statement was declared effective by the SEC on January 16, 2026.

Yorkville Convertible Note

Concurrently with the Yorkville Purchase Agreement, the Company and House of Doge, jointly and severally, authorized the issuance of a convertible promissory note issued jointly and severally by Brag House and House of Doge to Yorkville on December 4, 2025 in the aggregate original principal amount of up to $11.0 million (the “Yorkville Convertible Note” and together with the “Yorkville Purchase Agreement, the “Yorkville Agreements”), pursuant to which Yorkville agreed to advance the aggregate principal amount to Brag House in two advances (each an “Advance”). In respect of each Advance, Yorkville will pay a purchase price equal to 90% of the principal amount of such Advance. The first Advance under the Yorkville Convertible Note in the original principal amount of $3.85 million was issued on the December 4, 2025, and the second Advance in the original principal amount of $7.150 million will be issued upon the satisfaction of the conditions set forth in the Yorkville Convertible Note.

The Yorkville Convertible Note is convertible into shares of Brag House Common Stock in certain circumstances in accordance with the terms of the Yorkville Convertible Note at a conversion price equal to 95% of the lowest daily VWAP of the Brag House Common Stock during the five consecutive trading days immediately preceding the relevant conversion date, subject to adjustment pursuant to the terms of the Yorkville Convertible Note. Brag House received gross proceeds of $3,465,000, prior to the deduction of transaction related expenses, from the closing of the first Advance pursuant to the Yorkville Convertible Note, with the resulting net proceeds being delivered to House of Doge at the direction of Brag House and House of Doge.

Consistent with certain applicable Nasdaq rules, Brag House may not issue to Yorkville more than 3,957,838 Equity Line Securities under the Yorkville Purchase Agreement or the Yorkville Convertible Note, which number of shares is equal to 19.99% of the shares of Brag House Common Stock issued and outstanding immediately prior to the execution of the Yorkville Purchase Agreement, unless Brag House obtains stockholder approval to issue shares of its Equity Line Securities in excess of such limit in accordance with applicable rules of Nasdaq.

Moreover, Brag House may not issue or sell any Equity Line Securities to Yorkville that, when aggregated with all other shares of Brag House Common Stock then beneficially owned by Yorkville and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 promulgated thereunder), would result in Yorkville beneficially owning more than 4.99% of the issued and outstanding shares of Brag House Common Stock.

Yorkville Warrant

Concurrently with the execution of the Yorkville Purchase Agreement and the issuance of the Yorkville Convertible Note, on December 4, 2025, Brag House issued to Yorkville a warrant (the “Yorkville Warrant”) to purchase up to 10,173,881 shares of Brag House Common Stock with an exercise price equal to the lower of (i) $1.50 per share, or (ii) 130% of the average closing price of Brag House Common Stock as reported by Nasdaq for the five trading days ending on the 10th trading day following the closing of the Merger. The Yorkville Warrant was exercisable immediately upon issuance and expires three years from the date of issuance.

The exercise price and number of shares of Brag House Common Stock issuable upon exercise of the Yorkville Warrant is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Brag House Common Stock and the exercise price. Subject to limited exceptions, Yorkville may not exercise any portion of the Yorkville Warrant to the extent that Yorkville would beneficially own more than 4.99% (or, at the election of the holder prior to the date of issuance, 9.99%) of the outstanding shares of Brag House Common

Stock after exercise. In the event of certain fundamental transactions, the holder of the Yorkville Warrant will have the right to receive the Black Scholes Value (as defined in the Yorkville Warrant) of the Yorkville Warrant calculated pursuant to a formula set forth in the Yorkville Warrant, payable in cash.

Promissory Note

On October 14, 2025, in connection with the Merger Agreement, the Company executed a promissory note with House of Doge for a loan of $8,000,000 which carries an interest rate of 5% on the basis of a 360-day year. On December 4, 2025, Brag House and House of Doge entered into an amendment to the Note to (i) increase the principal amount of the Note to $10.0 million, (ii) permit the issuance of the Yorkville Convertible Note, and (iii) provide for the subordination of Brag House’s lien over House of Doge securing House of Doge’s obligations under the Note to Yorkville’s lien in connection with the Yorkville Facility. The maturity date of this loan is April 4, 2026.

Pre-Funded Warrants

On November 10 , 2025, the Company exercised all outstanding Pre-Funded Warrants for shares of CleanCore’s Class B Common Stock. As a result, the Company was issued 4,000,000 shares of CleanCore’s Class B Common Stock upon exercise of the Pre-Funded Warrants.

Consulting Agreement

On October 30, 2025, the Company entered into a consulting agreement to receive marketing and investor relations services for a term of six months. As compensation for the services, the Company has made cash payments totaling $51,000 and issued 175,000 shares of Common Stock. The Company has a remaining balance of $30,000.

Private Investment into Public Entity (PIPE)

From the period of November 13, 2025 through November 28, 2025, an additional 500,000 PIPE Warrants were exercised at $0.817 per warrant for total proceeds of $408,500.

NOTE 10 — SUBSEQUENT EVENTS

The Company has evaluated events and transactions subsequent to December 31, 2024 through the date these consolidated financial statements were included on Form 10-K and filed with the SEC. Other than the matters described below, there are no additional subsequent events identified that would require disclosure in the consolidated financial statements.

Initial Public Offering

On February 14, 2025, the Company received its notice of effectiveness from the Securities Exchange Commission and became a public company. On March 5, 2025 the Company entered into a material definitive agreement in the form of an underwriting agreement with Kingswood Capital Partners, LLC (“Kingswood”) as representative of the underwriters named therein, for the offer and sale of 1,475,000 shares of the Company’s common stock at a public offering price of $4.00 per share for gross proceeds, before deducting underwriting discounts and other related expenses, of $5.9 million. On March 6, 2025 the Company’s shares began trading on Nasdaq under the symbol “TBH” and on March 7, 2025, the Company filed its prospectus with the Securities Exchange Commission and completed its IPO. Underwriting discounts and other related expenses totaled $1,081,000 and are recorded as offering costs.

On March 10, 2025, Kingswood, as representative of the underwriters, exercised in full its option to purchase an additional 221,250 shares of the Company’s common stock to cover over-allotments at a public offering price of $4.00 per share for gross proceeds from the over-allotment exercise, before deducting underwriting discounts and other related expenses, of $885,000. The over-allotment exercise closed on March 11, 2025 and, on that same date, the Company issued a press release announcing the closing of the over-allotment exercise. Please refer to Note 1 for further detail. Underwriting discounts and other related expenses totaled $95,800 and are recorded as offering costs.

Confidential Release and Final Agreement

From January through March of 2025, the Company borrowed money from shareholders of the Company to pay for expenses in connection with the IPO. Total proceeds of $86,150 were received by the Company and these borrowed funds did not have a loan agreement or loan terms. These shareholders also had notes payable made to the Company during 2024, which are part of the notes payable disclosed in Note 7 totaling $187,900 in principal. One of the notes payable included in that principal amount was revalued, resulting in a reduction of the principal amount by $424.

In March of 2025, the Company entered into a confidential release and final agreement to settle all loan amounts and interest payable to these shareholders with a total payment of $650,000. The agreement also supersedes all prior loan agreements and settles any future claims for any reason and no longer requires the payment of any shares of equity. The total loans that were paid had a principal amount of $273,626 and accrued interest of $175,000. The Company recognized an additional $201,374 in interest expense. Payment of the settlement amount was made on March 31, 2025.

Original Issue Discount Convertible Promissory Notes

In connection with the completion of the IPO on March 7, 2025, which was deemed a qualifying financing event, the Company converted the total balance due to all holders of the original issue discount convertible promissory notes. The actual date of conversion of the notes was completed on March 6, 2025. The total amount that was converted was $6,611,405, which was the total principal of $5,722,511 and accrued interest of $888,894 as of December 31, 2024. These were converted into a total of 1,912,176 shares of the Company’s common stock. An additional accrual of interest through the date of the IPO, March 7, 2025, was recorded as of March 7, 2025 for $103,101 and will be converted to shares of common stock totaling 29,660. In April of 2025, 29,305 of these shares were granted. The remaining 355 shares are pending to be issued and the balance of the accrued interest for the shares that were not yet granted, $1,234, is recorded as a share payable balance until granted.

Notes Payable

In April of 2025, the Company repaid a $30,000 bridge loan which was received in November of 2024. The noteholder agreed to be repaid a total of $29,223 for the principal amount and $29,223, for the accrued interest on the loan. This resulted in a gain on debt extinguishment of $1,554. The final payment was made on April 1, 2025.

The Company entered into a loan agreement with one of its shareholders on February 5, 2025 for an amount totaling $9,314 and agreed to pay an interest fee of 200% of the principal loan and an additional 100% in common stock once the Company became a public company. In addition, this shareholder made an additional loan of $6,186 to the Company on February 10, 2025. The additional loan was not subject to a loan agreement and did not carry any written terms. The Company became a public company on March 6, 2025. On April 2, 2024, the shareholder and the Company agreed on repayment terms for those two loans and a pre-existing loan from August of 2024 that was owed to this shareholder together with all accrued interest. The total repayment was $206,617 and it included $95,500 in principal and $111,117 in interest. The total principal amount includes the loans from February 2025 and an $80,000 loan which was made to the Company during August of 2024, included in Note 7. The final payment was made on April 1, 2025.

Original Issue Discount Convertible Promissory Note — December 2024

In March of 2025, the Company repaid the total loan principal of $25,000 and accrued interest of $7,500 that was outstanding as of December 31, 2024. The 1,875 shares in connection with the share payable amount of $7,500 were issued in April of 2025, subsequent to the maturity date of February 15, 2025.

Similar to this loan, the Company raised an additional $150,000 from two short-term promissory notes which have a 30% original issue discount that constitutes the interest due on the loan and was added to the principal balance, a payment in equity kicker shares of the Company’s common stock having a combined value equaling 30% of the principal amount and a maturity date of April 10, 2025. The number of the shares subject to the equity kicker were calculated based on the Company’s anticipated price per share at the IPO, which was at $4. The original issue discount and the equity kicker shares had values of $45,000 each for a total discount on debt of $90,000. The issuance of this loan resulted in an additional 11,250 shares of common stock becoming due. As such, it resulted in an increase of $45,000 to the shares payable balance in 2025. These shares were issued in April of 2025.

In March of 2025, the Company repaid the total loan principal of $150,000 and accrued interest of $45,000. The shares in connection with the share payable amount of $45,000 were issued in April of 2025 .

Marketing Agreement

In March of 2025, the Company executed a modification of the existing marketing agreement with Outside the Box Capital to revise the terms. This new agreement revised the dates of service to begin on March 6, 2025 through September 6, 2025. As a result, the base compensation is expected to be $100,000 which will be payable in two tranches, the first payment for $50,000 within 10 business days following the Company’s listing date as a publicly traded company (“Listing Date”) and the second and final payment for the remaining amount will be due three months from the Listing Date. The first payment of $50,000 was made in April of 2025, subsequent to the due date of March 20, 2025. Additionally, $200,000 worth of the Company’s common stock, priced at the Company’s IPO price of $4.00 per share became due within ten business days of the Listing Date. The Company issued the shares in April of 2025, subsequent to the due date of March 20, 2025. Lastly, 50,000 additional common stock shares will be issued as an earnout tranche if, within the terms of the agreement, the Company’s shares achieve a seven day moving average (calculated using daily VWAP) share price of $9 or higher. The shares would be due within 10 days following the achievement.

Stock Issuances

In March of 2025, the Company’s Board of Directors issued their unanimous consent to issue shares in connection with several transactions and the Company issued those shares. The Company authorized and issued 56 shares of common stock owed following the effecting of the Reverse Stock Split by the Company’s transfer agent in January of 2025.

In March of 2025, the Company authorized and issued 82,096 shares of common stock due to the conversion of each share of series A convertible preferred stock to one share of common stock.

Additionally, in April of 2025, the Company issued 6,250 shares of common stock in connection to the stock subscription dated December 26, 2024 with our current CFO, Chetan Jindal, for total cash proceeds of $25,000.